Other Liabilities	6 Months Ended
Jun. 30, 2020
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities

NOTE 6 – OTHER LIABILITIES

In 2016, the Company recorded a liability in connection with the sale of two Electroencephalograms (“EEG”) machines as it provided a guarantee to the customer’s financing company (See Note 2). In June 2017, the customer defaulted on its payments and an additional $19,107 was booked as a liability and recognized as a loss on the sale of the assets for interest and some taxes related to the transaction. As of June 30, 2020 and December 31, 2019, total liability to the financing company reflected in Other Liabilities is $4,595 and $6,377, respectively. The Company did not make payments in the current quarter and are in discussion as to future payments since the equipment was not returned as per the agreement.

Future minimum commitments related to the EEG liability consisted of the following at June 30, 2020:

Years ended December 31,	Amount (USD)
Remainder 2020	4,595
Total	$4,595